Financial Risk Review - Schedule of Information about the Credit Risk Exposure of Financial Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 12,512,058	$ 29,283,942	$ 63,492,965	$ 49,391,627
Deposits	478,825	355,149
Other receivables	453,970	74,027
Financial assets
Disclosure of financial assets [line items]
Cash and cash equivalents	12,512,058	29,283,942
Deposits	478,825	355,149
Other receivables	453,970	74,027
Related party receivables	0	98,133
Total	$ 13,444,853	$ 29,811,251